Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2018
Statements Line Items
Critical Accounting Estimates and Judgements [Text Block]
3.	Critical Accounting Estimates and Judgements

RepliCel Life Sciences Inc. makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgements are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both.

Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the amounts reported in these financial statements are discussed below:

Share Based Payments

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair value for share-based payment transactions are disclosed in Note 9(d).

Revenue Recognition

The Company applies the five-step model to contracts when it is probable that the Company will collect the consideration that it is entitled to in exchange for the goods and services transferred to the customer. For collaborative arrangements that fall within the scope of IFRS 15, the Company applies the revenue recognition model to part or all of the arrangement, when deemed appropriate. At contract inception, the Company assesses the goods or services promised within each contract that falls under the scope of IFRS 15, to identify distinct performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. Significant judgement is involved in determining whether the transaction price allocated to the license fee should be recognized over the collaboration period or at the inception of the contract and the time period over which revenue is to be recognized.

To determine the price of Licensing and Collaboration Agreement (See Note 8 – Licensing and Collaboration Agreement – YOFOTO (China) Health Industry Co. Ltd.), the Company has to make a judgement and estimates in assessing the value assigned to the put options and of the warrants as attached to the placement (see Note 8 and 9 (b)i).

Income Taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company’s current understanding of the tax law. For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

In addition, the Company will recognize deferred tax assets relating to tax losses carried forward to the extent there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity against which the unused tax losses can be utilized. However, utilization of the tax losses also depends on the ability of the taxable entity to satisfy certain tests at the time the losses are recouped.